NOTE 6 - INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
NOTE 6 - INTANGIBLE ASSETS

NOTE 6 - INTANGIBLE ASSETS

Patents

A Patent on the Internet-Search Mechanism (“IBSM”) has been granted in the United States, South Africa and New Zealand. A Notice of Approval has also been issued for Canada. The patent is currently pending in the following areas: Australia, European Union and the United Kingdom.

Patents are reported at cost, less accumulated amortization and accumulated impairment loss. Costs includes expenditure that is directly attributable to the acquisition of the asset. Once a patent is providing economic benefit to the Company, amortization is provided on a straight-line basis on all patents over their expected useful lives of 20 years.

Intellectual Property

Intellectual Property capitalizes costs of the Company’s qualifying internal research and developments. Intellectual property is amortized over its useful life of 7 years and reported at cost less accumulated amortization and accumulated impairment loss.

Trademarks

The Company has the following trademarks

Mark	Category	Proprietor	Country	Class(es)	Status	Reg. Date.	File No.
CITIZENS JOURNALIST	Words	Bubblr Limited	European Union	9 38	REGISTERED	16-Nov-2019	206382.EM.01
CITIZENS JOURNALIST	Word	Bubblr Limited	United Kingdom	9 38	REGISTERED	05-Jul-2019	206382.GB.01
CITIZENS JOURNALIST	Words	Bubblr Limited	United Kingdom	9 38	REGISTERED	16-Nov-2019	206382.GB.02
CITIZENS JOURNALIST	Word	Bubblr Limited	United States	9 38 41 42	REGD-DEC USE	08-Feb-2022	206382.US.01
CITIZENS JOURNALIST	Words and Colour Device	Bubblr Limited	European Union	9 38	REGISTERED	16-Nov-2019	206383.EM.01
CITIZENS JOURNALIST	Series of Logos	Bubblr Limited	United Kingdom	9 38	REGISTERED	05-Jul-2019	206383.GB.01
CITIZENS JOURNALIST	Words and Colour Device	Bubblr Limited	United Kingdom	9 38	REGISTERED	16-Nov-2019	206383.GB.02
CITIZENS JOURNALIST	Words and Device	Bubblr Limited	United States	9 38 41 42	ACCEPTED		206383.US.01
BAU NOT OK/BAU Not OK	Series of Marks	Bubblr Limited	United Kingdom	9 38	REGISTERED	11-Oct-2019	208674.GB.01
NEWZMINE/NewzMine	Series of Marks	Bubblr Limited	United Kingdom	9 38 42	REGISTERED	25-Dec-2020	227753.GB.01

The Company capitalizes trademark costs where the likelihood of acceptance is expected. Each trademark has been determined to have an infinite useful life and is assessed each reporting period for impairment. If there has been a reduction in the value of the trademark or if the trademark is not successfully registered, the asset will be impaired and charged to expense in the period of impairment.

As of June 30, 2022 and December 31, 2021, trademarks consisted of the following:

	June 30,	December 31,
	2022	2021
Trademarks:
NewzMineTM	$9,636	$9,636
Citizens Journalist™	25,380	23,193
Effects of currency translation	(3,282)	—
	$31,734	$32,829

As of June 30, 2022 and December 31, 2021, intangible assets consisted of the following:

Cost	Patents	Trademarks	Intellectual Property	Capitalized Acquisition Costs	Total
At December 31, 2021	$151,860	$32,829	$2,861,906	$45,745	$3,092,340
Additions	17,041	2,187	—	—	19,228
Effects of currency translation	(15,179)	(3,282)	(286,042)	—	(304,503)
At June 30, 2022	$153,722	$31,734	$2,575,864	$45,745	$2,807,065

Less accumulated amortization
At December 31, 2021	$—	$—	$1,463,042	$2,288	$1,465,330
Amortization expense	2,489	—	183,988	1,144	187,621
Effects of currency translation	—	—	(146,227)	—	(146,227)
At June 30, 2022	$2,489	$—	$1,500,803	$3,432	$1,506,724

Net book value
At June 30, 2022	$151,233	$31,734	$1,075,061	$42,313	$1,300,341
At December 31, 2021	$151,860	$32,829	$1,398,864	$43,457	$1,627,010

During the six months ended June 30, 2022 and 2021, the Company purchased $19,228 and $51,830, respectively, in intangible assets, and recorded amortization expense of $187,621 and $185,088, respectively. During the six months ended June 30, 2022 and 2021, impairment of $0 and $0 was recorded. Based on the carrying value of definite-lived intangible assets as of June 30, 2022, we estimate our amortization expense for the next five years will be as follows:

Six months ended June 30,	Patents	Intellectual Property	Capitalized Acquisition Costs	Total
6 months remaining 2022	$3,781	$76,790	$1,144	$81,715
2023	7,562	153,580	2,288	163,430
2024	7,562	153,580	2,288	163,430
2025	7,562	153,580	2,288	163,430
2026	7,562	153,580	2,288	163,430
Thereafter	117,204	383,951	32,017	533,172
	$151,233	$1,075,061	$42,313	$1,268,607

NOTE 6 - INTANGIBLE ASSETS

Patents

A Patent on the Internet-Search Mechanism (“IBSM”) has been granted in the United States, South Africa and New Zealand. The patent is currently pending in the following areas: Canada, Australia, European Union, United Kingdom.

Patents are reported at cost, less accumulated amortization and accumulated impairment loss. Costs includes expenditure that is directly attributable to the acquisition of the asset. Once a patent is providing economic benefit to the Company, amortization is provided on a straight-line basis on all patents over their expected useful lives of 20 years.

Intellectual Property

Intellectual Property capitalizes costs of the Company’s qualifying internal research and developments. Intellectual property is amortized over its useful life of 7 years and reported at cost less accumulated amortization and accumulated impairment loss.

Trademarks

The Company has the following trademarks

Name	Type	Class	Status	Territory
Citizens Journalist	Word & Mark	9 & 38	registered	European Union
Citizens Journalist	Word	9 & 38	registered	United Kingdom
BAU Not OK	Word	9 & 38	registered	United Kingdom
Newzmine	Word	9 & 38	registered	United Kingdom
Citizens Journalist	Word & Mark	9, 38, 41 & 42	filed	United States

The Company capitalizes trademark costs where the likelihood of acceptance is expected. Each trademark has been determined to have an infinite useful life and is assessed each reporting period for impairment. If there has been a reduction in the value of the trademark or if the trademark is not successfully registered, the asset will be impaired and charged to expense in the period of impairment. Trademark impairment of $0 and $9,171 was recorded during the years ended December 31, 2021 and 2020, respectively.

As of December 31, 2021 and 2020, trademarks consisted of the following:

	December 31,	December 31,
	2021	2020
Trademarks:
NewzMineTM	$9,636	$5,461
Citizens Journalist™	23,193	11,869
	$32,829	$17,330

As of December 31, 2021 and 2020, intangible assets consisted of the following:

Cost	Patents	Trademarks	Intellectual Property	Capitalized Acquisition Costs	Total
At December 31, 2020	$111,256	$17,330	$2,521,821	$45,745	$2,696,152
Additions	42,180	15,623	365,060	—	422,863
Effects of currency translation	(1,576)	(124)	(24,975)	—	(26,675)
At December 31, 2021	$151,860	$32,829	$2,861,906	$45,745	$3,092,340

Less accumulated amortization
At December 31, 2020	$—	$—	$1,113,282	$—	$1,113,282
Amortization expense	—	—	364,041	2,288	366,329
Effects of currency translation	—	—	(14,281)	—	(14,281)
At December 31, 2021	$—	$—	$1,463,042	$2,288	$1,465,330

Net book value
At December 31, 2021	$151,860	$32,829	$1,398,864	$43,457	$1,627,010
At December 31, 2020	$111,256	$17,330	$1,408,539	$45,745	$1,582,870

	Patents	Trademarks	Intellectual Property	Capitalized Acquisition Costs	Total
At December 31, 2019	$75,658	$—	$1,953,837	$—	$2,029,495
Additions	32,649	26,975	491,830	45,745	597,199
Impairment	—	(9,171)	—	—	(9,171)
Effects of currency translation	2,949	(474)	76,154	—	78,629
At December 31, 2020	$111,256	$17,330	$2,521,821	$45,745	$2,696,152

Less accumulated amortization
At December 31, 2019	$—	$—	$792,399	$—	$792,399
Depreciation expense	—	—	273,549	—	273,549
Effects of currency translation	—	—	47,334	—	47,334
At December 31, 2020	$—	$—	$1,113,282	$—	$1,113,282

Net book value
At December 31, 2020	$111,256	$17,330	$1,408,539	$45,745	$1,582,870
At December 31, 2019	$75,658	$—	$1,161,438	$—	$1,237,096

During the year ended December 31, 2021 and 2020, the Company purchased $422,863 and $597,199, respectively, in intangible assets, and recorded amortization expense of $366,329 and $273,549 respectively. During the year ended December 31, 2021 and 2020, impairment of $0 and $9,171 was recorded. Based on the carrying value of definite-lived intangible assets as of December 31, 2021, we estimate our amortization expense for the next five years will be as follows:

Year Ended December 31,	Patents	Intellectual Property	Capitalized Acquisition Costs	Total
2022	$7,593	$199,838	$2,288	$209,719
2023	7,593	199,838	2,288	209,719
2024	7,593	199,838	2,288	209,719
2025	7,593	199,838	2,288	209,719
2026	7,593	199,838	2,288	209,719
Thereafter	113,895	399,674	32,017	545,586
	$151,860	$1,398,864	$43,457	$1,594,181